SUBSEQUENT EVENT (Details Textual) (USD $)				1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 04, 2014 Board of Directors Chairman [Member]	Apr. 04, 2014 Private Placement [Member]	May 05, 2014 Subsequent Event [Member] Single Family Home Purchase [Member]	Apr. 24, 2014 Subsequent Event [Member] Single Family Home Purchase [Member]	Dec. 31, 2013 Subsequent Event [Member] Single Family Home Purchase [Member] Wholly Owned Properties [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement					$ 2,700,000
Real Estate Investment Property, at Cost, Total	14,162,978	12,578,635	343,410			3,500,000	3,800,000
Real Estate Investment Property, Net, Total	$ 13,987,278	$ 12,502,435	$ 342,010					$ 1,597,663
Stock Issued During Period, Shares, Issued for Services				975,000
Partners Capital Account, Units, Sold in Private Placement					13,500,000